FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2019
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE  6 - FINANCIAL INSTRUMENTS:

a.	Fair value hierarchy

The following table presents Company assets and liabilities measured at fair value:

	Level 1	Level 3	Total
	U.S. dollars in thousands
June 30, 2019:
Assets -
Financial assets at fair value through profit or loss	16,471	—	16,471
Liabilities -
Derivative financial instruments	—	13	13
December 31, 2018:
Assets -
Financial assets at fair value through profit or loss	15,909	—	15,909
Liabilities -
Derivative financial instruments	—	344	344

During the six months ended June 30, 2019, there were no transfers of financial assets and liabilities between Levels 1, 2 or 3 fair value measurements.  There have been no changes in the methodologies used since December 31, 2018.

b.	Fair value measurements using significant unobservable input (Level 3)

The following table presents the change in derivative financial liabilities measured at Level 3 for the three and six months ended June 30, 2019 and 2018:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
	U.S. dollars in thousands
Balance at beginning of the period	1,317	398	344	448
Fair value adjustments recognized in profit or loss	(1,304)	1,667	(331)	1,617
Balance at end of the period	13	2,065	13	2,065

The fair value of the above-mentioned derivative financial liabilities that are not traded in an active market is determined by using valuation techniques. The Company uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions at the end of each reporting period.

The fair value of the above-mentioned derivative financial liabilities is computed using the Black-Scholes option pricing model. The fair value of the derivative financial liabilities as of June 30, 2019 is based on the price of an ADS on June 30, 2019 and on the following key parameters: risk-free interest rate of 2.09% and an average standard deviation of 42.33%. The fair value of the derivative financial liabilities as of December 31, 2018, was based on the price of an ADS on December 31, 2018 and on the following key parameters: risk-free interest rate of 2.63% and an average standard deviation of 60.55%.

c. The carrying amount of cash equivalents, current and non-current bank deposits, receivables, account payables and accrued expenses approximate their fair value due to their short-term characteristics.